Commitment and contingent liabilities - Contingent Liabilities Narrative (Detail) € in Thousands	Dec. 31, 2020 EUR (€)
Contingent Liabilities Narrative [Abstract]
Estimated financial effect of contingent liabilities	€ 2,700